OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER INCOME
Gain on disposal of Property, plant and equipment	$ 312,470	$ 318,771	$ 233,255
PIS/CONFINS Leasing tax recovery		1,034,040
Others	238,364	408,088	238,314
Total	$ 550,834	$ 1,760,899	$ 471,569